Average Annual Total Returns - Princeton Adaptive Premium Fund		12 Months Ended	39 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	22.54%
Princeton Adaptive Premium Fund Class A shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes with sales charge
Average Annual Return, Percent	[2]	(0.17%)	2.59%
Performance Inception Date		Sep. 23, 2022
Princeton Adaptive Premium Fund Class A shares | Without Sales Load [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.92%	4.47%
Princeton Adaptive Premium Fund Class I shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		6.67%	5.46%
Performance Inception Date		Sep. 23, 2022
Princeton Adaptive Premium Fund Class I shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.56%	3.66%
Princeton Adaptive Premium Fund Class I shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.28%	3.55%

[1]	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, taxes and other expenses. Investors may not invest in the index directly.
[2]	Returns for Class A shares include the maximum sales charge of 5.75%.